24. Provisions (Details 1) - Post employment benefit [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	7.88%	7.23%
Actual discount rate p.a.	4.23%	3.60%
Long-term estimated inflation rate p.a.	3.00%	3.50%
HCCTR - Nominal medical inflation rate p.a.	6.35%	6.86%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%
Weighted average of assumptions to determine the cost (revenue) of the defined benefit
Nominal discount rate	7.23%	9.93%
Actual discount rate p.a.	4.23%	5.70%
Long-term estimated inflation rate	3.50%	4.00%
HCCTR - Nominal medical inflation rate p.a.	6.86%	7.38%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 with improvement of 10%	AT-2000 with improvement of 10%
Current service cost recognized in income (expenses)	R$ 10,136
Cost of interests recognized in income (expenses)	6,488
Total	R$ 16,624